Organization and principal activities	12 Months Ended
Dec. 31, 2014
Organization and principal activities

1. Organization and principal activities

Acorn International, Inc. (“Acorn International” or the “Company”) was incorporated in Cayman Islands on December 20, 2005. China DRTV, Inc. (“China DRTV”) was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004.

Acorn International and its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Group’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms include TV direct sales, outbound calls, Internet sales, catalogs sales and direct sales through print media and radio.

Consolidated subsidiaries and changes to consolidated subsidiaries

As of December 31, 2014, the subsidiaries of Acorn International were as follows:

Name of subsidiaries	Percentage of ownership	Date of incorporation	Place of incorporation
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)	100%	October 29, 2007	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)	100%	August 23, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
YiyangYukang Communication Equipment Co., Ltd. (“YiyangYukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	September 26, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
ZhongshanMeijin Digital Technology Co., Ltd. (“ZhongshanMeijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 13, 2007	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. (“HJX Software”)	100%	May 12, 2009	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC
Star Education & Technology Group Inc.	100%	January 8, 2014	Cayman Island
Star Education & Technology Limited	100%	January 22, 2014	BVI
HJX International Limited	100%	March 5, 2014	Hong Kong

In January 2013, Shanghai Acorn Enterprise Management Consulting Co., Ltd. (“Acorn Consulting”), a previously consolidated subsidiary of the Group, was deregistered and the Group ceased to consolidate Acorn Consulting upon the completion of this deregistration.

In 2014, we established Star Education & Technology Group Inc. in the Cayman Islands, Star Education & Technology Limited in the British Virgin Islands and HJX International Limited in Hong Kong, respectively, with an aim to further expand our electronic learning product business in the future.

VIE Arrangements

As of December 31, 2014, the variable interest entities of Acorn International were as follows:

Name of variable interest entities	Date of incorporation	Place of incorporation
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	November 2, 2004	PRC
Beijing HJX Technology Development Co., Ltd. (“Beijing HJX”)	September 16, 2013	PRC
Shanghai HJX Electronic Technology Co., Ltd. (“HJX Electronic”)	December 3, 2013	PRC

Due to the complicated and lengthy approval process and uncertain position of the Ministry of Commerce of People’s Republic of China (“PRC”) towards approving investment in direct sale business by foreign investors under the Administrative Measures on Foreign Investment in Commercial Sector, Acorn International conducts its direct sales other than Ozing product direct sales through two VIEs (Beijing Acorn and Shanghai Network) which hold direct sales licenses. Beijing Acorn and Shanghai Network are owned 100% by two PRC nationals: Mr. Don Dongjie Yang, Acorn International’s co-founder, former Executive Chairman and Chief Executive Officer (“CEO”), and Mr. Weiguo Ge, the former assistant general managers of the Group’s finance department (who resigned effective March 31, 2015). Mr. Don Dongjie Yang and Mr. Weiguo Ge collectively hold 12.64% of Acorn International as of the date of the financial statements. Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”), a wholly-owned subsidiary of Acorn International, entered into various agreements with each of Beijing Acorn and Shanghai Network and their shareholders, Mr. Don Dongjie Yang and Mr. Weiguo Ge, including (i) Irrevocable Powers of Attorney, under which each of the two shareholders of the VIEs granted to designees of Acorn Information the power to exercise all voting rights as a shareholder of these VIEs, (ii) Loan Agreement, under which Acorn Information made interest-free loans to the shareholders of these VIEs in an aggregate amount of approximately RMB162.5 million (equivalent to US$26.7 million) and agreed to make additional interest-free loans not exceeding approximately RMB30.4 million (equivalent to US$5.0 million) for capital contributions by the shareholders in these VIEs, (iii) Operation and Management Agreements, under which the parties thereto agreed that Acorn Information directs the day-to-day operational and financial activities of these VIEs, each of the directors, general managers and other senior management personnel of these affiliated entities will be appointed as nominated by Acorn Information, and that these VIEs do not conduct any transactions which might substantially affect their assets, obligations, rights and business operations without the prior written consent of Acorn Information, (iv) Equity Pledge Agreements, under which the shareholders of these VIEs pledged all of their equity interests in these VIEs to Acorn Information as collateral to guarantee the performance of these VIEs under the Operation and Management Agreements and the Technical Services Agreements as described below, as well as their personal obligations under the Loan Agreement, (v) Exclusive Purchase Agreements, under which the shareholders of these VIEs irrevocably granted Acorn Information or its designees an exclusive option to purchase at any time if and when permitted under PRC law, all or any portion of their equity interests in these VIEs for a price that is the minimum amount permitted by PRC law, (vi) Technical Service Agreements, under which Acorn Information became the exclusive provider of technical support and consulting services to these VIEs in exchange for service fees, and (vii) Spouse Consent Letters, pursuant to which the spouse of each of the shareholders of these two affiliated entities acknowledges that she is aware of, and consents to, the execution by her spouse of irrevocable powers of attorney, equity pledge agreements and the exclusive purchase agreements described above and, with respect to establishment, grant and performance of the above irrevocable powers of attorney, equity pledge and the exclusive purchase, each spouse further agrees that, whether at present or in the future, she will not take any actions or raise any claims or objection.

Through the above arrangements, Acorn Information holds all the variable interests of Beijing Acorn and Shanghai Network and has power to direct the activities that most significantly impact the economic success of Beijing Acorn and Shanghai Network and absorbs the majority of the economic risks and rewards of Beijing Acorn and Shanghai Network through service fees. The nominal shareholders lack the ability to make decisions that have a significant effect on the operations of Beijing Acorn and Shanghai Network and do not absorb the expected losses because the capital of Beijing Acorn and Shanghai Network were funded using loans borrowed from Acorn Information. Therefore, Acorn International is the primary beneficiary of these two VIEs and accordingly, the financial statements of Beijing Acorn and Shanghai Network have been consolidated with Acorn International as its subsidiaries since VIE structure were established.

Due to the aforesaid complicated and lengthy approval process and uncertain position of the Ministry of Commerce of PRC towards approving investment in direct sale business by foreign investors as well as certain restrictions or prohibitions on foreign ownership of companies that engage in internet and other related businesses imposed by current PRC laws and regulations, including the provision of internet content, in 2013, Acorn International set up two new VIEs, Beijing HJX and HJX Electronic, and began to conduct its internet interactive service through Beijing HJX which hold the service license of telecommunication and information operation, and its Ozing product direct sales through HJX Electronic. Like Beijing Acorn and Shanghai Network, Beijing HJX and HJX Electronic are each also owned 100% by Mr. Don Dongjie Yang and Mr. Weiguo Ge. Shanghai HJX, a wholly-owned subsidiary of Acorn International, entered into various agreements with each of Beijing HJX and HJX Electronic and their shareholders, Mr. Don Dongjie Yang and Mr. Weiguo Ge, including (i) Irrevocable Powers of Attorney, under which each of the two shareholders of these VIEs granted to designees of Shanghai HJX the power to exercise all voting rights as a shareholder of these VIEs, (ii) Loan Agreement, under which Shanghai HJX made interest-free loans to the shareholders of these VIEs in an aggregate amount of approximately RMB53.0 million (equivalent to US$8.7 million) for capital contributions by the shareholders in these VIEs, (iii) Operation and Management Agreements, under which the parties thereto agreed that Shanghai HJX directs the day-to-day operational and financial activities of these VIEs, each of the directors, general managers and other senior management personnel of these affiliated entities will be appointed as nominated by Shanghai HJX, and that these VIEs do not conduct any transactions which might substantially affect their assets, obligations, rights and business operations without the prior written consent of Shanghai HJX, (iv) Equity Pledge Agreements, under which the shareholders of the VIEs pledged all of their equity interests in these VIEs to Shanghai HJX as collateral to guarantee the performance of these VIEs under the Operation and Management Agreements and the Technical Services Agreements as described below, as well as their personal obligations under the Loan Agreement, (v) Exclusive Purchase Agreements, under which the shareholders of these VIEs irrevocably granted Shanghai HJX or its designees an exclusive option to purchase at any time if and when permitted under PRC law, all or any portion of their equity interests in these VIEs for a price that is the minimum amount permitted by PRC law, (vi) Technical Service Agreements, under which Shanghai HJX became the exclusive provider of technical support and consulting services to these VIEs in exchange for service fees, and (vii) Spouse Consent Letters, pursuant to which the spouse of each of the shareholders of these two affiliated entities acknowledges that she is aware of, and consents to, the execution by her spouse of irrevocable powers of attorney, equity pledge agreements and the exclusive purchase agreements described above and with respect to establishment, grant and performance of the above irrevocable powers of attorney, equity pledge and the exclusive purchase, each spouse further agrees that, whether at present or in the future, she will not take any actions or raise any claims or objection.

Through the above arrangements, Shanghai HJX holds all the variable interests of Beijing HJX and HJX Electronic and has power to direct the activities that most significantly impact the economic success of Beijing HJX and HJX Electronic and absorbs the majority of the economic risks and rewards of Beijing HJX and HJX Electronic through service fees. The nominal shareholders lack the ability to make decisions that have a significant effect on the operations of Beijing HJX and HJX Electronic and do not absorb the expected losses because the capital of Beijing HJX and HJX Electronic were funded using loans borrowed from Shanghai HJX. Therefore, Acorn International is the primary beneficiary of these two VIEs and accordingly, the financial statements of Beijing HJX and HJX Electronic have been consolidated with Acorn International as its subsidiaries since the VIE structure were established.

The Group believes that its current ownership structure, and the contractual arrangements that Acorn Information and Shanghai HJX entered into with the consolidated VIEs and their equity owners are in compliance with existing PRC laws and regulations according to the opinions of the Group’s PRC legal counsel. The contractual arrangements among Acorn Information and each of Beijing Acorn and Shanghai Network and their shareholders, Shanghai HJX and each of Beijing HJX and HJX Electronic and their shareholders are valid, binding and enforceable. However, there are uncertainties regarding the interpretation and application of current and future PRC laws and regulations. The PRC competent regulatory authorities may take a view in the future that is contrary to the above opinions of the Group’s PRC legal counsel. If the current agreements that establish the structure for conducting the Group’s PRC direct sales business and internet interactive service were found to be in violation of existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and direct sales and internet interactive service operations in the PRC to comply with PRC laws and regulations, which may affect the Group’s financial position and cash flows related to these VIE structures. In addition, there are uncertainties in the PRC legal system that could limit the Group’s ability to enforce these contractual agreements in the event that the consolidated VIEs or their shareholders fail to meet their contractual obligations. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Group’s PRC subsidiaries and VIEs;

•	discontinue or restrict the operations of any related-party transactions among the Group’s PRC subsidiaries and VIEs;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Group’s PRC subsidiaries may not be able to comply;

•	require the Group or the Group’s PRC subsidiaries to restructure the relevant ownership structure or operations; or

Restrict or prohibit the Group’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China. The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholder, and it may lose the ability to receive economic benefits from the VIEs. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group or the VIEs.

The interests of Mr. Don Dongjie Yang and Mr. Weiguo Ge as shareholders of the VIEs may differ from the interests of the Group as a whole, as what is in the best interests of the VIEs may not be in the best interests of the Groupy. Mr. Don Dongjie Yang and Mr. Weiguo Ge together hold approximately 12.64% of the total ordinary shares of Acorn International outstanding as of the date of the financial statements. The Group cannot assure that when conflicts of interest arise, Mr. Don Dongjie Yang and Mr. Weiguo Ge will act in the best interests of the Group or that conflicts of interests will be resolved in the Group’s favor. In addition, these individuals may breach or cause the VIEs and their subsidiaries to breach or refuse to renew the existing contractual arrangements with the Group. Currently, the Group does not have existing arrangements to address potential conflicts of interest Mr. Don Dongjie Yang and Mr. Weiguo Ge may encounter in their capacity as beneficial owners, director and officer of the VIEs, on the one hand, and as beneficial owners of Acorn International, on the other hand. However, the Exclusive Purchase Agreements provides the Group with a mechanism to remove each of Mr. Don Dongjie Yang and Mr. Weiguo Ge as beneficial shareholders of the VIEs should he act to the detriment of the Group. The Group relies on Mr. Don Dongjie Yang and Mr. Weiguo Ge to abide by laws of the PRC and Cayman Islands and act in the best interest of the Group.

Mr. Weiguo Ge resigned from his position as assistant general manager of the Group’s finance department, effective March 31, 2015. Prior to his resignation, Mr. Weiguo Ge agreed to cooperate with the board of directors of Acorn International to transfer his 25% equity interest in each of the four VIEs as well as his rights and obligations under the various contractual arrangements to which he is a party relating to the Group’s control over the four VIEs, to one or more individuals selected by the board of directors of Acorn International. This transfer has not yet been effected as of the date of the financial statements. Effective May 4, 2015, Mr. Don Dongjie Yang no longer served as Executive Chairman or CEO, the Group is aware that it will rely on Mr. Don Dongjie Yang’s cooperation to transfer his 75% equity interest in each of the VIEs, as well as his rights and obligations under each of the various contractual arrangements to which he is a party relating to the Group’s control over the four VIEs, to one or more individuals selected by the board of directors of Acorn International.

However, the legal frameworks of the PRC and Cayman Islands do not provide guidance on how to resolve conflicts in the event of a conflict with another corporate governance regime. If the Group cannot resolve any conflicts of interest or disputes between the Group and Mr. Don Dongjie Yang and Mr. Weiguo Ge, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The Group believes that its ability to direct the activities of the four VIEs that most significantly impact the VIEs’ economic performance is not affected by the above uncertainties in the PRC legal system. Accordingly, the four VIEs continue to be consolidated VIEs of the Group.

Summary financial information of the Group’s four VIEs included in the accompanying consolidated financial statements is as follows:

	For the years ended December 31,
	2012	2013	2014
Net revenues	$190,302,130	$137,947,971	$44,907,449

Net income (loss)	$1,765,918	$18,873,242	$(8,282,712)

The VIEs contributed an aggregate of 78.5%, 74.7% and 47.4% of the consolidated net revenues for the years ended December 31, 2012, 2013 and 2014, respectively. The Group’s operations not conducted through contractual arrangements with the VIE primarily consist of its distribution sales business. As of the fiscal years ended December 31, 2013 and 2014, the VIEs accounted for an aggregate of 11.3% and 11.2%, respectively, of the consolidated total assets, and 15.1% and 14.5%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, inventory, prepaid land use right and property and equipment, net.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Group or any of its consolidated subsidiaries. Should the VIEs require financial support, the Group or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends.